TRADE PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Suppliers	$ 526,722	$ 932,757
Related Parties (Note 27.b)	15,645	15,038
Total Current trade payables	542,367	947,795
Non-current
Suppliers	20,095	2,427
Total Non-current trade payables	20,095	2,427
Total trade payables	$ 562,462	$ 950,222